Morgan Stanley Tax-Free Daily Income Trust
LETTER TO THE SHAREHOLDERS o JUNE 30, 2002


Dear Shareholder:

As of June 30, 2002, Morgan Stanley Tax-Free Daily Income Trust had net assets of approximately $544 million. For the seven-day period ended June 30, 2002, the Fund provided an effective yield of 0.79 percent and a current yield of
0.79 percent, while its 30-day moving average yield for June was 0.78 percent. For the six-month period ended June 30, 2002, the Fund provided a total return of 0.41 percent. Please note, the yield reflects the current earnings of the fund more closely than the total return calculation.

Municipal Money Market Overview

The first half of 2002 was a challenging market environment for tax-free money market funds. Following a year of dramatic interest-rate easing, Federal Reserve Board monetary policy held steady, with the only change coming in the form of a bias shift from weakness to neutral. Accordingly, tax-free money market yields were relatively stable but unappealingly low. At the same time, the widespread municipal surpluses prevalent in recent years disappeared as state and local governments faced shrinking revenues and widening budget gaps. These economic strains brought a need for added caution in making investment selections.

At the end of June, yields for both fixed-rate and variable-rate municipal money market instruments were little changed from early January. Yields for daily and weekly variable-rate demand obligations (VRDOs) fluctuated within a narrower range than usual. Short-term rates typically move upward during April and May as investors liquidate money market assets to fund personal income tax payments. While this technical pattern was repeated during the second quarter, redemptions were relatively mild this year as a slow economy reduced state and federal income and capital gains tax bills.

Yields for longer-term fixed-rate instruments reached new lows in January but pushed higher in March as hopes for a quick economic recovery brought anticipation of a change in monetary policy. Expectations for an interest-rate hike dissipated during the second quarter, however, with the release of sobering economic data and the blow to investor confidence brought on by corporate accounting irregularities. The Bond Buyer One Year Note Index, a benchmark indicator for the tax-free money market, fell to a low of 1.45 percent in late January, rose to 2.15 percent at the end of March but then sank again to finish the reporting period at 1.52 percent.

Portfolio Composition and Structure

On June 30, 2002, approximately 74 percent of the Fund's portfolio was invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities held in the portfolio, comprised 20 percent and 6 percent of the portfolio, respectively. Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's

Morgan Stanley Tax-Free Daily Income Trust
LETTER TO THE SHAREHOLDERS o JUNE 30, 2002 continued


credit, we devote particular effort to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for our investments.

For much of the period our asset allocation heavily favored VRDOs and short-maturity commercial paper, and the Fund's weighted average maturity moved within a short to moderate range. In June our seasonal purchases of new one-year notes were more modest than those of a year earlier. The low-interest-rate environment, coupled with increasing municipal budgetary pressures, called for greater restraint in managing portfolio maturity. At the end of June, the Fund's average maturity was 36 days, compared to 43 days in December and well below the level of 54 days in June 2001.

Looking Ahead

Although we expect the corporate earnings picture to brighten during the second half of the year, investor confidence has been shaken. Prospects for a near-term shift in monetary policy have diminished. Going forward, we will continue to make selective commitments to longer fixed-rate paper while seeking to ensure that the portfolio remains defensively positioned for safety within an uncertain economic climate.

We appreciate your ongoing support of Morgan Stanley Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President


ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                                             CURRENT       DEMAND
THOUSANDS                                                                              RATE+         DATE*         VALUE
-----------------------------------------------------------------------------------------------------------------------------
            Short-Term Variable Rate Municipal Obligations (76.6%)
            Alabama
 $10,000    University of Alabama, Hospital Ser 2000 B (Ambac) .......................  1.25%      07/08/02    $ 10,000,000
            Arkansas
   1,000    Arkansas Development Finance Authority, Higher Education Capital Asset
              Program 1985 Ser A .....................................................  1.20       07/08/02       1,000,000
            California
            California Statewide Communities Development Authority,
   1,700      House Ear Institute 1993 Ser A COPs ....................................  1.85       07/01/02       1,700,000
   1,100      John Muir/Mt Diablo Health System Ser 1997 COPs (Ambac) ................  1.93       07/01/02       1,100,000
   1,600    Orange County Sanitation District, Ser 2000 A & B COPs ...................  1.75       07/01/02       1,600,000
            Connecticut
   7,195    Connecticut, 1997 Ser B ..................................................  1.05       07/08/02       7,195,000
   5,000    Connecticut Health & Education Facilities Authority, Yale University
              Ser U-2 ................................................................  1.00       07/08/02       5,000,000
            District of Columbia
            District of Columbia,
   5,000      George Washington University, Ser 1999 C (MBIA) ........................  1.15       07/08/02       5,000,000
   6,000      Multi-Modal 2000 Ser B (FSA) ...........................................  1.25       07/08/02       6,000,000
            Florida
  16,750    Dade County Industrial Development Authority, Dolphins Stadium
              Ser 1985 A** ...........................................................  1.25       07/08/02      16,750,000
   1,940    Volusia County Health Facilities Authority, Pooled Hospital Loan
              Ser 1985 (FGIC) ........................................................  1.26       07/08/02       1,940,000
            Georgia
   1,500    Atlanta, Water & Wastewater Ser 2002 C (FSA) .............................  1.75       07/01/02       1,500,000
   6,000    Burke County Development Authority, Oglethorpe Power Co
              Ser 1993 A (FGIC) ......................................................  1.30       07/08/02       6,000,000
   2,300    Hapeville Development Authority, Hapeville Hotel Ltd Ser 1985 ............  1.70       07/01/02       2,300,000
            Illinois
  14,000    Chicago, Ser 2002 B (FGIC) ...............................................  1.27       07/08/02      14,000,000
   2,400    Illinois Development Finance Authority, Young Men's Christian
              Association of Metropolitan Chicago Ser 2001 ...........................  1.85       07/01/02       2,400,000
   3,900    Illinois Educational Facilities Authority, Northwestern Memorial
              Hospital Ser 1995 ......................................................  1.85       07/01/02       3,900,000


                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) CONTINUED


PRINCIPAL
AMOUNT IN                                                                       CURRENT       DEMAND
THOUSANDS                                                                        RATE+         DATE*         VALUE
-----------------------------------------------------------------------------------------------------------------------
            Illinois Health Facilities Authority,
 $ 1,500      Northwestern Memorial Hospital Ser 2002 A ........................  1.85%      07/01/02    $  1,500,000
   9,800      Northwestern University Ser 1988 (MBIA) ..........................  1.30       07/08/02       9,800,000
   2,000      University of Chicago Hospital Ser 1998 (MBIA) ...................  1.85       07/01/02       2,000,000
  12,500    Oak Forest, Homewood South Suburban Mayors & Managers Association
              Ser 1989 .........................................................  1.30       07/08/02      12,500,000
            Kentucky
   2,500    Breckinridge County, Association of Counties Leasing Trust 2002
              Ser A ............................................................  1.85       07/01/02       2,500,000
            Louisiana
   4,100    New Orleans Aviation Board, Ser 1993 B (MBIA) ......................  1.35       07/08/02       4,100,000
            Massachusetts
  10,000    Massachusetts, Refg 1998 Ser B .....................................  1.15       07/08/02      10,000,000
            Massachusetts Health & Educational Facilities Authority,
   5,000      Bentley College Ser K ............................................  1.25       07/08/02       5,000,000
   8,015      Harvard University Ser 1999 R ....................................  1.10       07/08/02       8,015,000
   5,000      University of Massachusetts Ser A ................................  1.10       07/08/02       5,000,000
            Michigan
   5,000    Detroit, Sewage Disposal System Second Lien Ser 2000E (FGIC) .......  2.12       10/03/02       5,000,000
  16,500    Michigan, Grant Anticipation Notes Ser 2001 A (FSA) ................  1.20       07/08/02      16,500,000
            Minnesota
   8,440    Minneapolis, Convention Center Ser 1999 ............................  1.20       07/08/02       8,440,000
  11,000    Minnesota Housing Finance Agency, Residential Housing Ser A ........  1.87       12/04/02      11,000,000
  12,130    University of Minnesota Regents, Ser 1999A & Ser 2001A .............  1.25       07/08/02      12,130,000
            Mississippi
            Jackson County,
   1,400      Chevron USA Inc Ser 1992 .........................................  1.75       07/01/02       1,400,000
   3,100      Chevron USA Inc Ser 1993 .........................................  1.75       07/01/02       3,100,000
   6,000    Perry County, Leaf River Forest Products Inc Ser 2002 ..............  1.20       07/08/02       6,000,000
            Missouri
   3,640    Lee's Summit, Multifamily Housing Ser 2001 A .......................  1.40       07/08/02       3,640,000
   2,800    Missouri Health & Educational Facilities Authority, Washington
              University Ser 2000 B ............................................  1.85       07/01/02       2,800,000
   3,000    University of Missouri Ser 2000 B ..................................  1.85       07/01/02       3,000,000



                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) CONTINUED


PRINCIPAL
AMOUNT IN                                                                            CURRENT       DEMAND
THOUSANDS                                                                             RATE+         DATE*         VALUE
----------------------------------------------------------------------------------------------------------------------------
            Nevada
$ 13,000    Clark County, Airport System Sub-Lien Ser 2001 C (FGIC) .................  1.20%      07/08/02    $ 13,000,000
            New Hampshire
   5,000    New Hampshire Higher Educational & Health Facilities Authority,
              St Paul's School Ser 1998 .............................................  1.30       07/08/02       5,000,000
            New Mexico
  10,000    Albuquerque, Airport Sub Lien Ser 1995 (Ambac) ..........................  1.20       07/08/02      10,000,000
            New York
   3,000    Nassau County Industrial Development Agency, 1999 Cold Spring
              Harbor Laboratory .....................................................  1.85       07/01/02       3,000,000
   1,100    New York City, 1992 Ser D (FGIC) ........................................  1.15       07/08/02       1,100,000
   1,600    New York State Dormitory Authority, Cornell University Ser 1990 B .......  1.85       07/01/02       1,600,000
            North Carolina
            Mecklenburg County,
   5,000      Public Improvement Ser C ..............................................  1.25       07/08/02       5,000,000
   4,000      Ser 2001 COPs .........................................................  1.25       07/08/02       4,000,000
  15,000    North Carolina Medical Care Commission, North Carolina Baptist
              Hospitals Ser 2000 ....................................................  1.29       07/08/02      15,000,000
            Ohio
   3,800    Columbus, Unlimited Tax Ser 1995-1 ......................................  1.10       07/08/02       3,800,000
   5,900    Cuyahoga County, Cleveland Clinic Foundation Ser 1997 D .................  1.85       07/01/02       5,900,000
   4,900    Ohio State University, General Receipts Ser 1999 B ......................  1.15       07/08/02       4,900,000
            Oklahoma
  12,965    Oklahoma Water Resources Board, State Loan Program
              Ser 1994A, Ser 1995 & Ser 1999 ........................................  1.40       09/03/02      12,965,000
            Oregon
   4,100    Oregon, Veterans Ser 73 G ...............................................  1.25       07/08/02       4,100,000
            Pennsylvania
     600    Geisinger Authority, Geisinger Health System Ser 2000 ...................  1.85       07/01/02         600,000
   1,300    Philadelphia Hospitals & Higher Education Facilities Authority,
              Children's Hospital of Philadelphia Ser 1992 ..........................  1.85       07/01/02       1,300,000
            Tennessee
   8,845    Montgomery County Public Building Authority,
              Pool Ser 1997 & 1999 ..................................................  1.25       07/08/02       8,845,000


                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) CONTINUED


PRINCIPAL
AMOUNT IN                                                                              CURRENT       DEMAND
THOUSANDS                                                                               RATE+         DATE*         VALUE
-----------------------------------------------------------------------------------------------------------------------------
            Texas
 $ 5,200    Bell County Health Facilities Development Corporation, Scott & White
              Memorial Hospital Ser 2001-2 (MBIA) ....................................  1.85%       07/01/02    $  5,200,000
   9,800    Brownsville, Texas Utility System Ser A (MBIA) ...........................  1.20        07/08/02       9,800,000
   5,000    Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994 B ...............  1.15        07/08/02       5,000,000
            Harris County Health Facilities Development Corporation,
   1,150      Methodist Hospital Ser 1997 ............................................  1.85        07/01/02       1,150,000
  11,850      Young Men's Christian Association of the Greater Houston Area
                Ser 1999 .............................................................  1.85        07/01/02      11,850,000
   3,300    Harris County Industrial Development Corporation, Exxon Corp
              Ser 1984 B .............................................................  1.85        07/01/02       3,300,000
   4,700    Lower Neches Valley Authority, Chevron USA Inc Ser 1987 ..................  1.35        08/15/02       4,700,000
   5,000    Northside Independent School District, Ser 2001 A ........................  3.00        08/01/02       5,001,768
   8,800    Texas Municipal Gas Corporation, Gas Reserve Senior Lien
              Ser 1998 ...............................................................  1.25        07/08/02       8,800,000
  12,500    University of Texas System, Refg Ser 2001 A ..............................  1.25        07/08/02      12,500,000
            Utah
   5,000    Intermountain Power Agency, Power Supply 1985 Ser F (Ambac) ..............  1.50        12/02/02       5,000,000
   3,600    Salt Lake County, Service Station Holdings British Petroleum
              Ser 1994 B .............................................................  1.85        07/01/02       3,600,000
            Virginia
   1,900    Roanoke Industrial Development Authority, Roanoke Memorial Hospitals
              1995 A .................................................................  1.85        07/01/02       1,900,000
            Washington
   9,800    Washington, Ser 1996 A ...................................................  1.25        07/08/02       9,800,000
     800    Washington Health Care Facilities Authority, Fred Hutchinson Cancer
              Research Center Ser 1996 ...............................................  2.05        07/01/02         800,000
            Wyoming
   1,500    Kemmerer, Exxon Corp Ser 1984 ............................................  1.90        07/01/02       1,500,000
   6,200    Uinta County, Chevron USA Inc Ser 1993 ...................................  1.75        07/01/02       6,200,000
                                                                                                                ------------
            Total Short-Term Variable Rate Municipal Obligations
            (Cost $417,021,768)..............................................................................    417,021,768
                                                                                                                ------------



                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) CONTINUED


                                                                                                          YIELD TO
PRINCIPAL                                                                                                 MATURITY
AMOUNT IN                                                                         COUPON     MATURITY    ON DATE OF
THOUSANDS                                                                          RATE        DATE       PURCHASE        VALUE
----------------------------------------------------------------------------------------------------------------------------------
           Tax-Exempt Commercial Paper (20.1%)
           Colorado
           Regional Transportation District, Sub Lien Sales Tax
 $ 7,000     Ser 2001 A ........................................................   1.35%     08/15/02       1.35%     $  7,000,000
   5,000     Ser 2001 A ........................................................   1.40      10/10/02       1.40         5,000,000
           Florida
   6,000   Orlando Utility Commission, Water & Electric Ser 1999 A .............   1.45      08/22/02       1.45         6,000,000
           Illinois
   6,325   Chicago, Ser A ......................................................   1.45      08/14/02       1.45         6,325,000
           Indiana
   4,200   Indiana State Office Building Commission, Hoosier Notes Ser A .......   1.40      10/15/02       1.40         4,200,000
   5,000   Purdue University Dormitory System, Ser 2000 ........................   1.40      08/13/02       1.40         5,000,000
           Minnesota
           Rochester, Mayo Foundation/Mayo Medical Center
   5,000     Ser 2000 F ........................................................   1.45      07/23/02       1.45         5,000,000
   3,000     Ser 2001 D ........................................................   1.45      08/27/02       1.45         3,000,000
   9,600     Ser 1992 A ........................................................   1.40      08/28/02       1.40         9,600,000
           Nevada
   3,175   Clark County, Motor Vehicle Fuel Tax Ser B ..........................   1.50      07/22/02       1.50         3,175,000
           Oklahoma
  10,000   Oklahoma City Industrial & Cultural Facilities Trust, SSM
             Healthcare Ser 1998 B (MBIA) ......................................   1.40      07/10/02       1.40        10,000,000
           Oregon
  11,000   Oregon Health Housing Educational & Cultural Facilities Authority,
             Lewis & Clark College Ser 2000 A ..................................   1.35      08/19/02       1.35        11,000,000
           Tennessee
   8,857   Tennessee School Bond Authority, Ser A ..............................   1.45      07/30/02       1.45         8,857,000
           Texas
  10,000   Bexar Metropolitan Water District, Ser 1997 .........................   1.50      07/18/02       1.50        10,000,000
  10,000   San Antonio, Electric & Gas Ser 1995 A ..............................   1.45      07/18/02       1.45        10,000,000
   5,000   Texas Municipal Power Agency, Ser 1991 ..............................   1.45      08/20/02       1.45         5,000,000
                                                                                                                      ------------
           Total Tax-Exempt Commercial Paper (Cost $109,157,000) ...............                                       109,157,000
                                                                                                                      ------------


                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) CONTINUED


                                                                                                     YIELD TO
PRINCIPAL                                                                                            MATURITY
AMOUNT IN                                                                  COUPON      MATURITY     ON DATE OF
THOUSANDS                                                                   RATE         DATE        PURCHASE         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             Short-Term Municipal Notes (6.3%)
             Colorado
 $ 5,000     Colorado, Ser 2002A TRANs, dtd 07/02/02 (WI) ................. 3.00%      06/27/03         1.51%      $  5,072,350
             Idaho
   5,000     Idaho, Ser 2002 TANs, dtd 07/01/02 (WI) ...................... 3.00       06/30/03         1.63          5,067,200
             Indiana
   4,000     Indiana Bond Bank, Advanced Funding Ser 2002 A-1,
             dtd 02/01/02 ................................................. 2.25       07/23/02         1.33          4,002,433
             Iowa
   5,000     Iowa School Corp, Warrant Certificates 2002-2003 Ser A TRANs
               (FSA), dtd 06/21/02 ........................................ 2.75       06/20/03         1.65          5,052,764
             New Mexico
   5,000     New Mexico, Ser 2002-2003 TRANs, dtd 07/02/02 (WI) ........... 3.00       06/30/03         1.51          5,072,950
             Texas
  10,000     Texas, Ser 2001 A TRANs, dtd 09/04/01 ........................ 3.75       08/29/02         2.50         10,020,379
                                                                                                                   ------------
             Total Short-Term Municipal Notes (Cost $34,288,076)..............................................       34,288,076
                                                                                                                   ------------
             Total Investments (Cost $560,466,844) (a)...........................................      103.0%       560,466,844
             Liabilities in Excess of Other Assets ..............................................       (3.0)       (16,276,596)
                                                                                                       -----       ------------
             Net Assets .........................................................................      100.0%      $544,190,248
                                                                                                       =====       ============

------------
COPs     Certificates of Participation.
TANs     Tax Anticipation Notes.
TRANs    Tax and Revenue Anticipation Notes.
 WI      Security purchased on a "when - issued" basis.
  +      Rate shown is the rate in effect at June 30, 2002.
  *      Date on which the principal amount can be recovered through demand.
 ** This security has been segregated in connection with the purchase of "when - issued" securities.
 (a)     Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
FINANCIAL STATEMENTS



Statement of Assets and Liabilities
June 30, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $560,466,844) ..........................................................    $560,466,844
Cash ...........................................................................         906,282
Receivable for:
    Investments sold ...........................................................       1,600,000
    Interest ...................................................................       1,222,481
Prepaid expenses and other assets ..............................................          67,530
                                                                                    ------------
    Total Assets ...............................................................     564,263,137
                                                                                    ------------
Liabilities:
Payable for:
    Investments purchased ......................................................      15,212,500
    Shares of beneficial interest redeemed .....................................       4,527,646
    Investment management fee ..................................................         207,460
    Distribution fee ...........................................................          42,046
Accrued expenses ...............................................................          83,237
                                                                                    ------------
    Total Liabilities ..........................................................      20,072,889
                                                                                    ------------
    Net Assets .................................................................    $544,190,248
                                                                                    ============
Composition of Net Assets:
Paid-in-capital ................................................................    $544,191,761
Accumulated undistributed net investment income ................................             211
Accumulated net realized loss ..................................................          (1,724)
                                                                                    ------------
    Net Assets .................................................................    $544,190,248
                                                                                    ============
Net Asset Value Per Share,
 544,191,701 shares outstanding (unlimited shares authorized of $.01 par value)            $1.00
                                                                                           =====



                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
FINANCIAL STATEMENTS continued




Statement of Operations
For the six months ended June 30, 2002 (unaudited)


Net Investment Income:
Interest Income ..........................    $4,398,875
                                              ----------
Expenses
Investment management fee ................     1,429,860
Distribution fee .........................       281,180
Transfer agent fees and expenses .........       157,915
Shareholder reports and notices ..........        31,813
Registration fees ........................        30,147
Professional fees ........................        21,639
Custodian fees ...........................        13,995
Trustees' fees and expenses ..............         9,800
Other ....................................         4,716
                                              ----------
  Total Expenses .........................     1,981,065
Less: expense offset .....................       (13,925)
                                              ----------
  Net Expenses ...........................     1,967,140
                                              ----------
Net Investment Income ....................    $2,431,735
                                              ==========







                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
FINANCIAL STATEMENTS continued




Statement of Changes in Net Assets




                                                                                  FOR THE SIX        FOR THE YEAR
                                                                                  MONTHS ENDED           ENDED
                                                                                 JUNE 30, 2002     DECEMBER 31, 2001
                                                                                ---------------   ------------------
                                                                                  (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................................   $   2,431,735       $ 12,336,934
Dividends to shareholders from net investment income .........................      (2,431,600)       (12,337,152)
Net decrease from transactions in shares of beneficial interest ..............     (19,723,671)        (9,967,465)
                                                                                 -------------       ------------
  Net Decrease ...............................................................     (19,723,536)        (9,967,683)
Net Assets:
Beginning of period ..........................................................     563,913,784        573,881,467
                                                                                 -------------       ------------
End of Period
(Including accumulated undistributed net investment income of $211 and $76,
respectively) ................................................................   $ 544,190,248       $563,913,784
                                                                                 =============       ============





                        See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED)


1. Organization and Accounting Policies

Morgan Stanley Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the

Morgan Stanley Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) CONTINUED


portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2002 aggregated $715,662,890 and $734,862,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,558. At June 30, 2002, the Fund had an accrued pension liability of $56,774 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

At December 31, 2001 the Fund had a net capital loss carryover of approximately $1,700 which will be available through December 31, 2008 to offset future capital gains to the extent provided by regulations.

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) CONTINUED


7. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                    FOR THE SIX        FOR THE YEAR
                                                    MONTHS ENDED          ENDED
                                                   JUNE 30, 2002    DECEMBER 31, 2001
                                                  ---------------   -----------------
                                                    (unaudited)
Shares sold ....................................    593,598,759       1,238,149,349
Shares issued in reinvestment of dividends .....      2,431,600          12,337,152
                                                    -----------       -------------
                                                    596,030,359       1,250,486,501
Shares redeemed ................................   (615,754,030)     (1,260,453,966)
                                                   ------------      --------------
Net decrease in shares outstanding .............    (19,723,671)         (9,967,465)
                                                   ============      ==============

Morgan Stanley Tax-Free Daily Income Trust
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                 FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED     ------------------------------------------------------------------
                                                JUNE 30, 2002        2001         2000         1999          1998          1997
                                               ---------------   ------------  ---------   ------------  ------------  ------------
                                                 (unaudited)
Selected Per Share Data:
Net asset value, beginning of period ........      $  1.00        $  1.00       $  1.00     $  1.00       $  1.00       $  1.00
                                                   -------        -------       -------     -------       -------       -------
Net income from investment operations .......        0.004          0.021         0.033       0.025         0.028         0.029
Less dividends from net investment income ...       (0.004)        (0.021)       (0.033)     (0.025)       (0.028)       (0.029)
                                                   -------        -------       -------     -------       -------       -------
Net asset value, end of period ..............      $  1.00        $  1.00       $  1.00     $  1.00       $  1.00       $  1.00
                                                   =======        =======       =======     =======       =======       =======
Total Return ................................         0.41%(1)       2.13%         3.38%       2.53%         2.80%         2.98%
Ratios to Average Net Assets:
Expenses (before expense offset) ............         0.68%(2)       0.68%(3)      0.69%       0.73%(3)      0.72%(3)      0.72%(3)
Net investment income .......................         0.83%(2)       2.10%         3.35%       2.49%         2.75%         2.93%
Supplemental Data:
Net assets, end of period, in thousands .....     $544,190       $563,914      $573,881    $480,121      $498,072      $517,438

------------
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.




                        See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY




MORGAN STANLEY

[GRAPHIC OMITTED]

MORGAN STANLEY
TAX-FREE DAILY
INCOME TRUST




Semiannual Report
June 30, 2002
--------------------------------------------------------------------------------